Segment Information and Geograhic Data - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues from external customers	$ 30,918	$ 23,814	$ 17,646
Income tax income / (expense) from continuing operations	(230)	3,238	(13)
Other significant non cash items
Share-based compensation expense	178	744	3,783
Interest and amortization of debt discount and expense	624	168	1,057
Segment assets	93,007	82,858	100,787
IoT
Segment Reporting Information [Line Items]
Revenues from external customers	30,058	23,198	16,867
Intersegment revenues	(0)	(0)	128
Interest revenue	88	10	1
Interest expense	189	4	30
Depreciation and amortization	571	408	470
Segment income /(loss) before income taxes	(3,043)	4,589	(1,302)
Profit / (loss) from intersegment sales	(0)	(0)	6
Income tax income / (expense) from continuing operations	(225)	3,251	0
Other significant non cash items
Share-based compensation expense	(0)	(0)	(0)
Interest and amortization of debt discount and expense	574	(0)	(0)
Segment assets	27,935	29,145	11,377
mPKI
Segment Reporting Information [Line Items]
Revenues from external customers	860	616	779
Intersegment revenues	1,040	1,931	2,506
Interest revenue	2	5	54
Interest expense	513	572	976
Depreciation and amortization	54	104	94
Segment income /(loss) before income taxes	(12,081)	(17,542)	(22,032)
Profit / (loss) from intersegment sales	95	92	119
Income tax income / (expense) from continuing operations	(5)	(12)	(13)
Other significant non cash items
Share-based compensation expense	178	744	3,783
Interest and amortization of debt discount and expense	50	168	1,057
Segment assets	65,072	53,713	89,410
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	30,918	23,814	17,646
Intersegment revenues	1,040	1,931	2,634
Interest revenue	90	15	55
Interest expense	702	576	1,006
Depreciation and amortization	625	512	564
Segment income /(loss) before income taxes	(15,124)	(12,953)	(23,334)
Profit / (loss) from intersegment sales	95	92	125
Income tax income / (expense) from continuing operations	(230)	3,238	(13)
Other significant non cash items
Share-based compensation expense	178	744	3,783
Interest and amortization of debt discount and expense	$ 624	$ 168	$ 1,057